Net Loss From Continuing Operations - Gains (losses) on financial liabilities at FVTPL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Income (Loss) From Continuing Operations [Abstract]
Gains on earnout liabilities	$ 7,767	$ 110,276	$ 0
Gains on earn-in liabilities	4,305	61,124	0
Gains on warrant liabilities	4,045	34,825	0
Losses on redeemable preferred shares	0	(287)	(7,465)
Gains (losses) on financial liabilities at fair value through profit or loss	$ 16,117	$ 205,938	$ (7,465)